Consolidated Statements of Cash Flows (Parenthetical)	12 Months Ended
Dec. 31, 2021 USD ($)
Defined Benefit Plan Disclosure [Line Items]
Issunaces private placement demand notes	$ 7,848,703
Issuance public placement demand notes	2,294,300
Non-cash redemptions of private placement demand notes	9,754,003
Non-cash redemptions of public placement demand notes	389,000
Issuances and redemptions of demand notes	10,143,003 [1]
Related Parties [Member]
Defined Benefit Plan Disclosure [Line Items]
Issunaces private placement demand notes	$ 1,450,000

[1]	Non-cash issuances of private placement demand notes and public placement demand notes for the year ended December 31, 2021 consist of $7,848,703 (including $1,450,000 of related parties) and $2,294,300, respectively, and corresponding non-cash redemptions of private placement demand notes and public placement demand notes for the year ended December 31, 2021 consist of $9,754,003 and $389,000, respectively. For the year ended December 31, 2020, non-cash issuances and corresponding redemptions of demand notes consist of $494,765 of private placement demand notes.